Leases Payable and Related Obligations (Details) - Schedule of Leases Payable and Related Obligations - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current
Leases - IFRS 16	R$ 55,502	R$ 18,581
Current net	55,502	18,581
Non-current
Costs with restoring of sugarcane fields – Parceria IV	108,566	111,717
Leases - IFRS 16	153,265	118,853
Non-current net	261,831	230,570
Total	R$ 317,333	R$ 249,151